Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	FIGS, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40448
Entity Tax Identification Number	46-2005653
Entity Address, Address Line One	2834 Colorado Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	(424)
Local Phone Number	300-8330
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	FIGS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001846576
Amendment Flag	false